Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$846,955.66

Principal:
Principal Collections	$9,765,081.73
Prepayments in Full	$4,716,393.78
Liquidation Proceeds	$75,819.91
Recoveries	$53,567.81
Sub Total	$14,610,863.23
Collections	$15,457,818.89

Purchase Amounts:
Purchase Amounts Related to Principal	$251,948.15
Purchase Amounts Related to Interest	$1,253.35
Sub Total	$253,201.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,711,020.39

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,711,020.39
Servicing Fee	$199,042.51	$199,042.51	$0.00	$0.00	$15,511,977.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,511,977.88
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,511,977.88
Interest - Class A-3 Notes	$15,648.54	$15,648.54	$0.00	$0.00	$15,496,329.34
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$15,426,876.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,426,876.84
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$15,389,051.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,389,051.42
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$15,359,233.42
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,359,233.42
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$15,318,452.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,318,452.92
Regular Principal Payment	$14,437,249.09	$14,437,249.09	$0.00	$0.00	$881,203.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$881,203.83
Residual Released to Depositor	$0.00	$881,203.83	$0.00	$0.00	$0.00
Total		$15,711,020.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,437,249.09
Total					$14,437,249.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,437,249.09	$34.32	$15,648.54	$0.04	$14,452,897.63	$34.36
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$14,437,249.09	$10.76	$193,524.96	$0.14	$14,630,774.05	$10.90

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$34,142,261.61	0.0811558	$19,705,012.52	0.0468386
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$233,082,261.61	0.1736776	$218,645,012.52	0.1629199

Pool Information
Weighted Average APR	4.279%	4.288%
Weighted Average Remaining Term	26.37	25.58
Number of Receivables Outstanding	22,402	21,597
Pool Balance	$238,851,015.92	$223,945,055.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$233,082,261.61	$218,645,012.52
Pool Factor	0.1764813	0.1654677

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$5,300,043.45
Targeted Overcollateralization Amount	$5,300,043.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,300,043.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$96,716.38
(Recoveries)		97	$53,567.81
Net Loss for Current Collection Period			$43,148.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2168%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.1102%
Second Preceding Collection Period			0.3978%
Preceding Collection Period			0.6551%
Current Collection Period			0.2238%
Four Month Average (Current and Preceding Three Collection Periods)			0.5967%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,111	$8,131,170.73
(Cumulative Recoveries)			$1,234,370.59
Cumulative Net Loss for All Collection Periods			$6,896,800.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5096%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,977.91
Average Net Loss for Receivables that have experienced a Realized Loss			$1,677.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.27%	384	$5,093,682.42
61-90 Days Delinquent	0.27%	45	$602,560.86
91-120 Days Delinquent	0.08%	11	$171,053.12
Over 120 Days Delinquent	0.34%	42	$754,971.41
Total Delinquent Receivables	2.96%	482	$6,622,267.81

Repossession Inventory:
Repossessed in the Current Collection Period		14	$181,070.89
Total Repossessed Inventory		23	$360,420.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4282%
Preceding Collection Period			0.4107%
Current Collection Period			0.4538%
Three Month Average			0.4309%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer